Share-based Compensation - Summary of Activities of Restricted Stock Units (Detail) - $ / shares	1 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Share Units, Granted	472,220	3,971,453
Weighted average Grant Date Fair Value, Outstanding, Beginning balance			$ 1.98	$ 1.96
Weighted average Grant Date Fair Value, Granted			0.40	2.64	$ 1.96
Weighted average Grant Date Fair Value, Vested			1.15	1.96
Weighted average Grant Date Fair Value, Forfeited			1.89	2.13
Weighted average Grant Date Fair Value, Outstanding, Ending balance			$ 1.09	$ 1.98	$ 1.96
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Share Units, Outstanding, Beginning balance			2,663,567	3,971,453
Number of Restricted Share Units, Granted			2,048,991	472,220	3,971,453
Number of Restricted Share Units, Vested			(843,990)	(746,660)
Number of Restricted Share Units, Forfeited			(2,113,283)	(1,033,446)
Number of Restricted Share Units, Outstanding, Ending balance			1,755,285	2,663,567	3,971,453